Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Income tax recoverable	[1]	$ 452,598	$ 696,531
Received tax refunds		$ 246,771		$ 126,413

[1]	The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year. The Company recorded income tax recoverable of $452,598 and $696,531 as of March 31, 2025 and 2024, respectively. The Company received tax refunds of $246,771, nil and $126,413 for the years ended March 31, 2025, 2024 and 2023.